dividends per share (Tables)	12 Months Ended
Dec. 31, 2020
dividends per share
Dividends per share

Years ended December 31 (millions except per share amounts)	2020				2019
	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share*	shareholders	Total	Effective	Per share*	shareholders	Total
Quarter 1 dividend	Mar. 11, 2020	$0.29125	Apr. 1, 2020	$371	Mar. 11, 2019	$0.27250	Apr. 1, 2019	$329
Quarter 2 dividend	Jun. 10, 2020	0.29125	Jul. 2, 2020	372	Jun. 10, 2019	0.28125	Jul. 2, 2019	339
Quarter 3 dividend	Sep. 10, 2020	0.29125	Oct. 1, 2020	374	Sep. 10, 2019	0.28125	Oct. 1, 2019	338
Quarter 4 dividend	Dec. 11, 2020	0.31120	Jan. 4, 2021	403	Dec. 11, 2019	0.29125	Jan. 2, 2020	352
		$1.18495		$1,520		$1.12625		$1,358